Fair Value Measurement (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 4,068		$ 13,381
Derivatives designated as hedging instrument	276		(492)
Pension liability, net	(2,247)	[1]	(2,870)	[1]
Total assets (liabilities)	2,097		10,091
Derivatives designated as hedging instrment, tax effect	257		164
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	4,068		13,381
Total assets (liabilities)	4,068		13,381
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives designated as hedging instrument	276		(492)
Total assets (liabilities)	276		(492)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pension liability, net	(2,247)	[1]	(2,870)	[1]
Total assets (liabilities)	$ (2,247)		$ (2,870)

[1]	See also Note 12.